UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08611

Legg Mason Charles Street Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place,

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services at 1-800-822-5544

or

Institutional Shareholder Services at 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2010

Semi-Annual Repor t

Legg Mason

Batterymarch

U.S. Small Capitalization

Equity Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Fund objective

The Fund seeks long-term capital appreciation.

Fund name change

Prior to October 5, 2009, the Fund was known as Batterymarch U.S. Small Capitalization Equity Portfolio. There was no change in the Fund’s investment objective or investment policies as a result of the name change.

Letter to our shareholders

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio for the six-month reporting period ended June 30, 2010.

Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Mark R. Fetting Chairman	David R. Odenath President

July 30, 2010

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio	III

Investment commentary

Economic review

While the overall U.S. economy continued to expand over the six months ended June 30, 2010, several economic data points weakened toward the end of the reporting period. This, in combination with sovereign debt woes in Europe, caused investor sentiment to turn negative and had significant implications for the financial markets.

Looking back, the U.S. Department of Commerce reported that U.S. gross domestic product (“GDP”)i contracted four consecutive quarters, beginning in the third quarter of 2008 through the second quarter of 2009. Economic conditions then began to improve in the third quarter of 2009, as GDP growth was 1.6%. A variety of factors helped the economy to regain its footing, including the government’s $787 billion stimulus program. Economic growth then accelerated during the fourth quarter of 2009, as GDP growth was 5.0%. A slower drawdown in business inventories and renewed consumer spending were contributing factors spurring the economy’s higher growth rate. While the recovery continued during the first half of 2010, it did so at a more modest pace, as GDP growth was 3.7% during the first quarter of 2010 and an estimated 2.4% during the second quarter. The slower pace of growth in the second quarter was due, in part, to slower consumer spending, which rose an annualized 1.6% during the quarter, versus a 1.9% gain over the first three months of the year.

Even before GDP growth turned positive, there were signs that the economy was on the mend. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.8 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). While June 2010’s PMI reading of 56.2 was lower than May’s reading of 59.7, manufacturing has now expanded eleven consecutive months according to PMI data. The manufacturing sector’s growth remained fairly broad-based with thirteen of the eighteen industries tracked by the Institute for Supply Management expanding during June.

After experiencing sharp job losses in 2009, the U.S. Department of Labor reported that over one million new positions were added during the first five months of 2010. Included in that total, however, were 700,000 temporary government jobs tied to the 2010 Census. In June, 225,000 of these temporary positions were eliminated, offsetting private sector growth and resulting in a net loss of 125,000 jobs for the month. However, the unemployment rate fell to 9.5% in June, versus 9.7% and 9.9% in May and April, respectively.

There was mixed news in the housing market during the period. According to the National Association of Realtors, existing home sales increased 7.0% and 8.0% in March and April, respectively, after sales had fallen for the period from December 2009 through February 2010. The rebound was largely attributed to people rushing to take advantage of the government’s $8,000 tax credit for first-time home buyers that expired at the end of April. However, with the end of the tax credit, existing home sales then declined 2.2% and 5.1% in May and June, respectively. In addition, the inventory of unsold homes increased 2.5% to 3.99 million in June. Looking at home prices, the S&P/Case-Shiller Home Price Indexiii indicated that month-to-month U.S. home prices rose 1.3% in May. This marked the second straight monthly increase following six consecutive months of declining prices.

Financial market overview

During the first half of the reporting period, the financial markets were largely characterized by healthy investor risk appetite and solid results by the stock market. However, the market experienced a sharp sell-off during the second half of the reporting period, during which risk aversion returned and investors flocked to the relative safety of U.S. Treasury securities.

Given certain pockets of weakness in the economy, including elevated unemployment in the U.S., the Federal Reserve Board (“Fed”)iv remained cautious. At its meeting in June 2010, the Fed said it “will maintain the target range for the federal funds ratev at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

However, the Fed took several steps in reversing its accommodative monetary stance. On February 18, 2010, the Fed raised the discount rate, the interest rate it charges banks for temporary loans, from 1/2 to 3/4 percent. The Fed also concluded its $1.25 trillion mortgage securities purchase program at the end of the first quarter of 2010. However, the Fed left the door open for future stimulus measures if needed. In the minutes of its June meeting that were released on July 14th (after the reporting period ended), the Fed said, “In addition to continuing to develop and test instruments to exit from the period of unusually accommodative monetary policy, the Committee would need to consider whether further policy stimulus might become appropriate if the outlook were to worsen appreciably.”

IV	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Investment commentary (cont’d)

Equity market review

After a solid start, the U.S. equity market, as measured by the S&P 500 Indexvi (the “Index”), fell sharply in May and June. This sell-off dragged the Index down into negative territory for the six months ended June 30, 2010. Looking back, after a brief setback in January 2010, the Index rose during the next three months of 2010 — advancing a total of 11.05%. There were a number of factors contributing to the stock market’s ascent, including improving economic conditions, strong investor demand and the accommodative monetary policy by the Fed.

However, robust investor appetite was replaced with heightened risk aversion in May and June. This was largely due to the escalating sovereign debt crisis in Europe, uncertainties regarding new financial reforms in the U.S. and some worse-than-expected economic data. After reaching a nineteen-month high on April 23, 2010, the market fell into “correction territory” in May, as it plunged more than 10%. This marked the first correction since November 2007. All told, the Index returned -6.65% over the six months ended June 30, 2010. While the Index on June 30, 2010 was more than 50% higher than its twelve-year low on March 9, 2009, it declined approximately 15% from its high on April 23, 2010.

The market’s weakness was broad-based, as virtually every major index fell into negative territory for the reporting period. Looking at the U.S. stock market more closely, small-cap stocks generated the best relative returns, with the Russell 2000 Indexvii returning -1.95% for the six-month reporting period. In contrast, the Russell Midcap Indexviii and the large-cap Russell 1000 Index ix returned -2.06% and -6.40%, respectively. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthx and Russell 3000 Valuexi Indices, returned -7.25% and -4.83%, respectively.

Performance review

For the six months ended June 30, 2010, Class FI shares of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio returned -1.80%. The Fund’s unmanaged benchmark, the Russell 2000 Index, returned -1.95% for the same period. The Lipper Small-Cap Core Funds Category Average1 returned -2.05% over the same time frame.

Performance Snapshot as of June 30, 2010
(excluding sales charges) (unaudited)	6 months
Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio:
Class A	-1.40%
Class C	-1.86%
Class FI2	-1.80%
Class I2	-1.73%
Russell 2000 Index	-1.95%
Lipper Small-Cap Core Funds Category Average	-2.05%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Shares redeemed or exchanged within sixty days of purchase will be subject to a 2% redemption fee. Performance does not reflect the redemption fee, which would reduce the performance shown. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

Performance reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the returns for the six months ended June 30, 2010 for Class A and C shares would have been -2.06% and -2.39% respectively.

Total Annual Operating Expenses (unaudited)

As of the Fund’s most current prospectus dated April 30, 2010, the gross total operating expense ratios for Class A, Class C, Class FI and Class I shares were 1.36%, 2.15%, 1.41% and 0.92%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.30% for Class A shares, 2.05% for Class C shares, 1.30% for Class FI shares and 1.00% for Class I shares. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Directors’ consent.

The manager is permitted to recapture amounts forgone or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limit described above.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 782 funds in the Fund’s Lipper category, and excluding sales charges.

[2]	Prior to October 5, 2009, Class FI and Class I were known as the Financial Intermediary Class and Institutional Class, respectively.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio	V

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Vice President

July 30, 2010

RISKS: Investments in small-cap companies may involve greater risks and volatility than investments in larger, more established companies. Small-cap companies may have limited product lines, markets or financial resources. The Fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.
vii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

viii

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

ix

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

[x]

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xi	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2010 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2010 and December 31, 2009. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2010 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2010 and held for the six months ended June 30, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A*	-1.40%	$1,000.00	$986.00	1.37%	$6.75	Class A	5.00%	$1,000.00	$1,018.00	1.37%	$6.85
Class C*	-1.86	1,000.00	981.40	2.13	10.46	Class C	5.00	1,000.00	1,014.23	2.13	10.64
Class FI	-1.80	1,000.00	982.00	1.23	6.04	Class FI	5.00	1,000.00	1,018.70	1.23	6.16
Class I	-1.73	1,000.00	982.70	0.94	4.62	Class I	5.00	1,000.00	1,020.13	0.94	4.71

[1]	For the six months ended June 30, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable initial sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

*

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been -2.06% and -2.39% for Class A and C shares, respectively.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2010 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2010

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Common Stocks — 99.4%
Consumer Discretionary — 16.5%
Auto Components — 1.9%
Cooper Tire & Rubber Co.	66,200	$1,290,900
Dana Holding Corp.	113,100	1,131,000	*
Shiloh Industries Inc.	1,030	8,714	*
Spartan Motors Inc.	43,300	181,860
Standard Motor Products Inc.	72,681	586,535
Tenneco Inc.	31,600	665,496	*
Total Auto Components		3,864,505
Distributors — 0.2%
Core-Mark Holding Co. Inc.	13,220	362,228	*
Diversified Consumer Services — 0.7%
Corinthian Colleges Inc.	46,800	460,980	*
Lincoln Educational Services Corp.	29,700	611,523	*
Steiner Leisure Ltd.	7,540	289,838	*
Total Diversified Consumer Services		1,362,341
Hotels, Restaurants & Leisure — 1.6%
Carrols Restaurant Group Inc.	20,520	93,776	*
CEC Entertainment Inc.	34,647	1,221,653	*
Jack in the Box Inc.	35,130	683,279	*
Papa John’s International Inc.	27,772	642,089	*
Ruby Tuesday Inc.	73,700	626,450	*
Total Hotels, Restaurants & Leisure		3,267,247
Household Durables — 0.5%
La-Z-Boy Inc.	75,000	557,250	*
Tupperware Brands Corp.	13,880	553,118
Total Household Durables		1,110,368
Leisure Equipment & Products — 1.7%
Leapfrog Enterprises Inc.	72,890	293,018	*
Polaris Industries Inc.	28,150	1,537,553
RC2 Corp.	20,463	329,659	*
Smith & Wesson Holding Corp.	187,410	766,507	*
Sturm Ruger & Co. Inc.	37,800	541,674
Total Leisure Equipment & Products		3,468,411
Media — 1.2%
Carmike Cinemas Inc.	22,960	139,138	*
Dex One Corp.	14,800	281,200	*
Entravision Communications Corp., Class A Shares	9,048	19,091	*
Journal Communications Inc.	32,972	130,899	*
Lions Gate Entertainment Corp.	65,300	455,794	*
LodgeNet Entertainment Corp.	8,600	31,906	*
Mediacom Communications Corp., Class A Shares	19,480	130,906	*
RCN Corp.	36,840	545,600	*
Scholastic Corp.	10,000	241,200
World Wrestling Entertainment Inc., Class A Shares	28,900	449,684
Total Media		2,425,418

See Notes to Financial Statements.

4	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Multiline Retail — 0.9%
Big Lots Inc.	43,550	$1,397,519	*
Bon-Ton Stores Inc.	10,000	97,500	*
Dillard’s Inc., Class A Shares	11,900	255,850
Total Multiline Retail		1,750,869
Specialty Retail — 4.4%
Aaron Rents Inc.	15,465	263,987
Aeropostale Inc.	78,542	2,249,443	*
AnnTaylor Stores Corp.	20,800	338,416	*
Big 5 Sporting Goods Corp.	14,930	196,180
Cabela’s Inc., Class A Shares	84,210	1,190,729	*
Finish Line Inc., Class A Shares	91,900	1,280,167
Kirkland’s Inc.	41,794	705,274	*
Rent-A-Center Inc.	68,991	1,397,758	*
Sally Beauty Holdings Inc.	26,500	217,300	*
Sonic Automotive Inc.	74,489	637,626	*
Tractor Supply Co.	7,990	487,150
Total Specialty Retail		8,964,030
Textiles, Apparel & Luxury Goods — 3.4%
Carter’s Inc.	60,130	1,578,413	*
Fossil Inc.	13,600	471,920	*
Jones Apparel Group Inc.	50,800	805,180
Oxford Industries Inc.	59,399	1,243,221
Steven Madden Ltd.	18,745	590,842	*
Timberland Co., Class A Shares	20,600	332,690	*
Unifirst Corp.	31,840	1,401,597
Warnaco Group Inc.	11,000	397,540	*
Total Textiles, Apparel & Luxury Goods		6,821,403
Total Consumer Discretionary		33,396,820
Consumer Staples — 2.6%
Food & Staples Retailing — 0.5%
Pantry Inc.	38,050	536,886	*
Spartan Stores Inc.	39,274	538,839
Total Food & Staples Retailing		1,075,725
Food Products — 1.1%
Chiquita Brands International Inc.	77,900	946,485	*
Dole Food Co. Inc.	43,610	454,853	*
Lancaster Colony Corp.	1,900	101,384
Overhill Farms Inc.	20,071	118,218	*
Sanderson Farms Inc.	10,700	542,918
Total Food Products		2,163,858
Personal Products — 1.0%
Nu Skin Enterprises Inc., Class A Shares	53,165	1,325,403
Nutraceutical International Corp.	6,400	97,664	*
Prestige Brands Holdings Inc.	56,810	402,215	*
Schiff Nutrition International Inc.	20,560	146,387
Total Personal Products		1,971,669
Total Consumer Staples		5,211,252

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2010 Semi-Annual Report	5

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Energy — 5.7%
Energy Equipment & Services — 1.8%
Cal Dive International Inc.	78,400	$458,640	*
Dawson Geophysical Co.	25,462	541,577	*
Geokinetics Inc.	13,939	53,386	*
Global Industries Ltd.	122,000	547,780	*
Gulf Island Fabrication Inc.	407	6,317
Matrix Service Co.	25,500	237,405	*
TETRA Technologies Inc.	115,100	1,045,108	*
Tetra Technology Inc.	40,325	790,773	*
Total Energy Equipment & Services		3,680,986
Oil, Gas & Consumable Fuels — 3.9%
Crosstex Energy Inc.	14,621	93,721	*
CVR Energy Inc.	114,949	864,416	*
International Coal Group Inc.	285,275	1,098,309	*
Rosetta Resources Inc.	43,960	870,848	*
Stone Energy Corp.	75,600	843,696	*
Syntroleum Corp.	118,600	194,504	*
VAALCO Energy Inc.	135,102	756,571	*
Western Refining Inc.	112,900	567,887	*
World Fuel Services Corp.	99,926	2,592,080
Total Oil, Gas & Consumable Fuels		7,882,032
Total Energy		11,563,018
Financials — 17.8%
Capital Markets — 0.2%
American Capital Ltd.	89,500	431,390	*
BGC Partners Inc., Class A Shares	6,200	31,682
Total Capital Markets		463,072
Commercial Banks — 4.1%
Bank of Marin Bancorp	1,400	44,702
Bank of the Ozarks Inc.	30,310	1,075,096
Camden National Corp.	3,900	107,133
City Holding Co.	20,464	570,536
Community Trust Bancorp Inc.	5,100	128,010
CVB Financial Corp.	72,370	687,515
Danvers Bancorp Inc.	9,060	130,917
Great Southern Bancorp Inc.	10,300	209,193
Investors Bancorp Inc.	23,900	313,568	*
Lakeland Financial Corp.	6,370	127,273
NBT Bancorp Inc.	37,080	757,174
Southside Bancshares Inc.	3,858	75,771
SVB Financial Group	13,040	537,639	*
Tompkins Trustco Inc.	8,965	338,429
TriCo Bancshares	19,250	325,902
UMB Financial Corp.	38,810	1,380,084
Westamerica Bancorporation	11,800	619,736
Western Alliance Bancorp	92,650	664,300	*
Wilshire Bancorp Inc.	30,645	268,144
Total Commercial Banks		8,361,122

See Notes to Financial Statements.

6	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Consumer Finance — 3.1%
Cash America International Inc.	60,243	$2,064,528
Dollar Financial Corp.	92,070	1,822,065	*
EZCORP Inc., Class A Shares	133,100	2,469,005	*
Total Consumer Finance		6,355,598
Diversified Financial Services — 0.1%
Life Partners Holdings Inc.	14,100	288,486
Health Care — 0.6%
OMEGA Healthcare Investors Inc.	58,400	1,163,912
Insurance — 4.4%
American Equity Investment Life Holding Co.	166,980	1,723,234
Amerisafe Inc.	21,890	384,169	*
AmTrust Financial Services Inc.	53,000	638,120
Aspen Insurance Holdings Ltd.	18,960	469,070
Assured Guaranty Ltd.	28,700	380,849
CNA Surety Corp.	36,100	580,127	*
CNO Financial Group Inc.	393,325	1,946,959	*
Delphi Financial Group, Class A Shares	45,600	1,113,096
First Mercury Financial Corp.	22,700	240,166
Flagstone Reinsurance Holdings SA	59,866	647,750
National Financial Partners Corp.	60,000	586,200	*
National Interstate Corp.	5,950	117,929
Total Insurance		8,827,669
Real Estate Investment Trusts (REITs) — 4.5%
Agree Realty Corp.	10,620	247,658
American Capital Agency Corp.	25,370	670,276
Anworth Mortgage Asset Corp.	172,050	1,224,996
Ashford Hospitality Trust	55,310	405,422	*
Associated Estates Realty Corp	10,840	140,378
Cousins Properties Inc.	56,000	377,440
Developers Diversified Realty Corp.	57,800	572,220
FelCor Lodging Trust Inc.	56,760	283,232	*
Getty Realty Corp.	37,000	829,170
Hatteras Financial Corp.	31,990	889,962
Invesco Mortgage Capital	9,900	198,099
MFA Mortgage Investments Inc.	134,800	997,520
NorthStar Realty Finance Corp.	173,030	461,990
PS Business Parks Inc.	4,000	223,120
Sunstone Hotel Investors Inc.	61,100	606,723	*
Tanger Factory Outlet Centers Inc.	26,144	1,081,839
Total Real Estate Investment Trusts (REITs)		9,210,045
Real Estate Management & Development — 0.5%
Forestar Real Estate Group Inc.	53,000	951,880	*
Thrifts & Mortgage Finance — 0.3%
First Defiance Financial Corp.	6,787	60,676
NASB Financial Inc.	1,500	22,725
OceanFirst Financial Corp.	4,500	54,315
Provident New York Bancorp	47,980	424,623

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2010 Semi-Annual Report	7

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Thrifts & Mortgage Finance — continued
United Financial Bancorp Inc.	2,200	$30,030
Total Thrifts & Mortgage Finance		592,369
Total Financials		36,214,153
Health Care — 16.7%
Biotechnology — 3.8%
Cubist Pharmaceuticals Inc.	111,901	2,305,161	*
Enzon Pharmaceuticals Inc.	18,700	199,155	*
Human Genome Sciences Inc.	58,106	1,316,682	*
Martek Biosciences Corp.	86,900	2,060,399	*
Myriad Genetics Inc.	10,837	40,747	*
Onyx Pharmaceuticals Inc.	12,900	278,511	*
PDL BioPharma Inc.	167,450	941,069
SciClone Pharmaceuticals Inc.	101,680	270,469	*
ZymoGenetics Inc.	64,064	270,350	*
Total Biotechnology		7,682,543
Health Care Equipment & Supplies — 4.0%
Invacare Corp.	101,436	2,103,783
Kensey Nash Corp.	34,040	807,088	*
Sirona Dental Systems Inc.	82,150	2,862,106	*
STERIS Corp.	72,959	2,267,566
Total Health Care Equipment & Supplies		8,040,543
Health Care Providers & Services — 5.0%
Amedisys Inc.	39,871	1,753,128	*
AMERIGROUP Corp.	37,455	1,216,538	*
Catalyst Health Solutions Inc.	41,716	1,439,202	*
Centene Corp.	47,470	1,020,605	*
Emergency Medical Services Corp., Class A Shares	26,640	1,306,159	*
Healthspring Inc.	95,600	1,482,756	*
Molina Healthcare Inc.	29,580	851,904	*
Rural/Metro Corp.	24,900	202,686	*
Universal American Financial Corp.	38,840	559,296	*
WellCare Health Plans Inc.	9,100	216,034	*
Total Health Care Providers & Services		10,048,308
Life Sciences Tools & Services — 0.8%
Affymetrix Inc.	61,528	363,015	*
Bio-Rad Laboratories Inc., Class A Shares	15,212	1,315,686	*
Total Life Sciences Tools & Services		1,678,701
Pharmaceuticals — 3.1%
Medicines Co.	52,383	398,635	*
Medicis Pharmaceutical Corp., Class A Shares	15,940	348,767
Par Pharmaceutical Cos. Inc.	41,871	1,086,971	*
Questcor Pharmaceuticals Inc.	112,500	1,148,625	*
Santarus Inc.	90,304	223,954	*
Valeant Pharmaceuticals International	46,475	2,430,178	*
ViroPharma Inc.	66,050	740,420	*
Total Pharmaceuticals		6,377,550
Total Health Care		33,827,645

See Notes to Financial Statements.

8	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Industrials — 12.7%
Aerospace & Defense — 1.1%
Cubic Corp.	5,900	$214,642
GenCorp Inc	213,045	933,137	*
Orbital Sciences Corp.	57,320	903,936	*
Triumph Group Inc.	3,709	247,131
Total Aerospace & Defense		2,298,846
Air Freight & Logistics — 0.1%
Pacer International Inc.	8,890	62,141	*
Park-Ohio Holdings Corp.	6,500	93,535	*
Total Air Freight & Logistics		155,676
Airlines — 1.3%
Allegiant Travel Co.	16,920	722,315
Hawaiian Holdings Inc.	60,407	312,304	*
Republic Airways Holdings Inc.	83,085	507,649	*
UAL Corp.	39,060	803,074	*
US Airways Group Inc.	32,600	280,686	*
Total Airlines		2,626,028
Building Products — 0.6%
AO Smith Corp.	16,300	785,497
Apogee Enterprises Inc.	31,890	345,369
Total Building Products		1,130,866
Commercial Services & Supplies — 1.8%
ACCO Brands Corp.	68,433	341,481	*
ATC Technology Corp.	13,400	216,008	*
Consolidated Graphics Inc.	17,700	765,348	*
Kimball International Inc., Class B Shares	30,560	168,997
Multi-Color Corp.	7,107	72,776
Sykes Enterprises Inc.	60,659	863,177	*
TeleTech Holdings Inc.	99,000	1,276,110	*
Total Commercial Services & Supplies		3,703,897
Construction & Engineering — 2.3%
Comfort Systems USA Inc.	135,863	1,312,436
EMCOR Group Inc.	69,810	1,617,498	*
Great Lakes Dredge and Dock Co.	132,580	795,480
Michael Baker Corp.	21,250	741,625	*
Pike Electric Corp.	28,171	265,371	*
Total Construction & Engineering		4,732,410
Electrical Equipment — 0.5%
Fushi Copperweld Inc.	52,785	431,781	*
Powell Industries Incorporated	23,900	653,426	*
Total Electrical Equipment		1,085,207
Industrial Conglomerates — 0.3%
Standex International Corp.	10,994	278,698
Tredegar Corp.	26,289	429,036
Total Industrial Conglomerates		707,734

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2010 Semi-Annual Report	9

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Machinery — 2.3%
Chart Industries Inc.	55,040	$857,523	*
Federal Signal Corp.	86,180	520,527
Force Protection Inc.	208,080	853,128	*
Kadant Inc.	17,500	304,850	*
L.B. Foster Co., Class A	25,494	660,805	*
NACCO Industries Inc., Class A Shares	6,620	587,591
Thermadyne Holdings Corp.	1,354	14,637	*
TriMas Corp.	53,713	607,494	*
Watts Water Technologies Inc., Class A Shares	6,900	197,754
Total Machinery		4,604,309
Professional Services — 0.6%
Huron Consulting Group Inc.	45,600	885,096	*
Navigant Consulting Inc.	9,500	98,610	*
School Specialty Inc.	9,900	178,893	*
Total Professional Services		1,162,599
Road & Rail — 1.8%
Avis Budget Group Inc.	168,296	1,652,667	*
Dollar Thrifty Automotive Group	25,700	1,095,077	*
Marten Transport Ltd.	30,790	639,816	*
P.A.M. Transportation Services	470	7,064	*
Saia Inc.	13,250	198,750	*
Total Road & Rail		3,593,374
Total Industrials		25,800,946
Information Technology — 16.8%
Communications Equipment — 3.2%
Anaren Inc.	15,010	224,249	*
Arris Group Inc.	209,630	2,136,130	*
InterDigital Inc.	50,833	1,255,067	*
NETGEAR Inc.	69,393	1,237,971	*
Oplink Communications Inc.	25,013	358,436	*
Plantronics Inc.	18,740	535,964
Powerwave Technologies Inc.	505,273	778,121	*
Total Communications Equipment		6,525,938
Computers & Peripherals — 0.5%
Cray Inc.	30,440	169,855	*
Hypercom Corp.	2,650	12,296	*
Novatel Wireless Inc.	85,012	487,969	*
Quantum Corp.	177,392	333,497	*
Total Computers & Peripherals		1,003,617
Electronic Equipment, Instruments & Components — 2.1%
Anixter International Inc.	6,600	281,160	*
Brightpoint Inc.	132,132	924,924	*
Checkpoint Systems Inc.	16,335	283,576	*
CTS Corp.	18,280	168,907
Multi-Fineline Electronix Inc.	6,040	150,758	*
Radisys Corp.	28,870	274,842	*
Richardson Electronics Ltd.	13,920	125,280

See Notes to Financial Statements.

10	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Electronic Equipment, Instruments & Components — continued
Smart Modular Technologies (WWH) Inc.	102,880	$601,848	*
SYNNEX Corp.	39,360	1,008,403	*
Technitrol Inc.	56,310	177,940
TTM Technologies Inc.	36,100	342,950	*
Total Electronic Equipment, Instruments & Components		4,340,588
Internet Software & Services — 1.6%
EarthLink Inc.	101,220	805,711
United Online Inc.	222,324	1,280,586
ValueClick Inc.	83,300	890,477	*
Web.com Group Inc.	57,270	205,600	*
Total Internet Software & Services		3,182,374
IT Services — 2.8%
CACI International Inc., Class A Shares	19,800	841,104	*
Ciber Inc	134,900	373,673	*
CSG Systems International Inc.	84,840	1,555,117	*
Global Cash Access Inc.	90,380	651,640	*
ManTech International Corp., Class A Shares	13,700	583,209	*
Ness Technologies Inc.	51,300	221,103	*
SRA International Inc., Class A Shares	11,200	220,304	*
StarTek Inc.	12,300	47,970	*
TNS Inc.	7,900	137,776	*
VeriFone Holdings Inc.	57,600	1,090,368	*
Total IT Services		5,722,264
Semiconductors & Semiconductor Equipment — 3.4%
Actel Corp.	30,451	390,382	*
Advanced Analogic Technologies Inc.	96,379	307,449	*
Advanced Energy Industries Inc.	17,900	219,991	*
Conexant Systems Inc.	81,400	182,336	*
Cymer Inc.	5,500	165,220	*
Diodes Inc.	23,800	377,706	*
DSP Group Inc.	17,000	108,630	*
Entegris Inc.	80,608	320,014	*
Kopin Corp.	139,300	472,227	*
Photronics Inc.	247,700	1,119,604	*
RF Micro Devices Inc.	225,400	881,314	*
Sigma Designs Inc.	26,983	270,100 *
Tessera Technologies Inc.	36,300	582,615 *
TriQuint Semiconductor Inc.	139,100	849,901 *
Zoran Corp.	73,508	701,266 *
Total Semiconductors & Semiconductor Equipment		6,948,755
Software — 3.2%
ACI Worldwide Inc.	25,190	490,449 *
Actuate Corporation	47,900	213,155 *
EPIQ Systems Inc.	5,440	70,339 *
Magma Design Automation Inc	72,560	206,070 *
Microstrategy Inc., Class A Shares	8,800	660,792 *
Net 1 UEPS Technologies Inc.	44,910	602,243 *

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2010 Semi-Annual Report	11

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Software — continued
Progress Software Corp.	49,182	$1,476,936 *
Quest Software Inc.	56,450	1,018,358 *
Smith Micro Software Inc.	43,837	416,890 *
Telecommunication Systems Inc., Class A Shares	61,807	255,881 *
TIBCO Software Inc.	85,463	1,030,684 *
Total Software		6,441,797
Total Information Technology		34,165,333
Materials — 5.5%
Chemicals — 3.0%
Hawkins Inc.	17,340	417,547
Innophos Holdings Inc.	59,910	1,562,453
Koppers Holdings Inc.	34,323	771,581
Omnova Solutions Inc.	162,762	1,271,171	*
PolyOne Corp.	96,050	808,741	*
Spartech Corp.	54,000	553,500	*
W.R. Grace and Co.	32,850	691,164	*
Total Chemicals		6,076,157
Containers & Packaging — 0.5%
Rock-Tenn Co., Class A Shares	21,350	1,060,455
Metals & Mining — 1.7%
Coeur d’Alene Mines Corp.	45,500	717,990	*
General Steel Holdings Inc.	98,570	231,639	*
Hecla Mining Co.	133,600	697,392	*
Noranda Aluminium Holding Corp.	8,900	57,227	*
Olympic Steel Inc.	16,100	369,817
Stillwater Mining Co.	62,750	729,155	*
Worthington Industries Inc.	46,000	591,560
Total Metals & Mining		3,394,780
Paper & Forest Products — 0.3%
Domtar Corp.	9,300	457,095
Neenah Paper Inc.	12,473	228,256
Total Paper & Forest Products		685,351
Total Materials		11,216,743
Telecommunication Services — 1.5%
Diversified Telecommunication Services — 1.2%
Cincinnati Bell Inc.	525,058	1,580,424	*
Consolidated Communications Holdings Inc.	6,200	105,462
PAETEC Holding Corp.	22,660	77,271	*
Premiere Global Services Inc.	67,500	427,950	*
Vonage Holdings Corp.	53,100	122,130	*
Total Diversified Telecommunication Services		2,313,237
Wireless Telecommunication Services — 0.3%
USA Mobility Inc.	49,600	640,832
Total Telecommunication Services		2,954,069

See Notes to Financial Statements.

12	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security			Shares	Value
Utilities — 3.6%
Electric Utilities — 1.8%
El Paso Electric Co.			110,850	$2,144,947 *
UIL Holdings Corp.			35,065	877,677
Unisource Energy Corp.			16,950	511,551
Total Electric Utilities				3,534,175
Gas Utilities — 0.3%
Piedmont Natural Gas Co. Inc.			5,104	129,131
Southwest Gas Corp.			18,400	542,800
Total Gas Utilities				671,931
Multi-Utilities — 1.5%
Avista Corp.			80,850	1,579,001
NorthWestern Corp.			55,150	1,444,930
Total Multi-Utilities				3,023,931
Total Utilities				7,230,037
Total Investments before Short-Term Investments (Cost — $200,347,059)				201,580,016

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.8%
Repurchase Agreements — 0.8%
Bank of America repurchase agreement dated 6/30/10; Proceeds at Maturity — $802,120, (Fully collateralized by U.S. government agency obligations, 0.000% due 9/29/10; Market Value — $817,918)	0.010%	7/1/10	$802,120	802,120
Goldman Sachs & Co. repurchase agreement dated 6/30/10; Proceeds at Maturity — $802,120, (Fully collateralized by U.S. government agency obligations, 6.625% due 11/15/30; Market Value — $823,926)	0.010%	7/1/10	802,120	802,120
Total Short-Term Investments (Cost — $1,604,240)				1,604,240
Total Investments — 100.2% (Cost — $201,951,299#)				203,184,256
Liabilities in Excess of Other Assets — (0.2)%				(377,125)
Total Net Assets — 100.0%				$202,807,131

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2010 Semi-Annual Report	13

Statement of assets and liabilities (unaudited)

June 30, 2010

Assets:
Investments, at value (Cost — $201,951,299)	$203,184,256
Receivable for securities sold	301,234
Receivable for Fund shares sold	213,678
Dividends receivable	170,999
Prepaid expenses	25,808
Total Assets	203,895,975

Liabilities:
Payable for securities purchased	879,980
Investment management fee payable	119,362
Payable for Fund shares repurchased	18,638
Distribution fees payable	8,269
Directors’ fees payable	1,507
Accrued expenses	61,088
Total Liabilities	1,088,844
Total Net Assets	$202,807,131

Net Assets:
Par value (Note 7)	$27,259
Paid-in capital in excess of par value	258,736,358
Undistributed net investment income	114,692
Accumulated net realized loss on investments	(57,304,135)
Net unrealized appreciation on investments	1,232,957
Total Net Assets	$202,807,131

Shares Outstanding:
Class A	2,322,157
Class C	672,996
Class FI	77,620
Class I	24,186,646

Net Asset Value:
Class A†	$7.48
Class C†,*	$7.40
Class FI†	$7.30
Class I†	$7.44
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$7.94

†	Redemption price per share is NAV of the class’ shares reduced by a 2% redemption fee on certain redemptions, including exchanges, of shares redeemed or exchanged within 60 days from purchase payment (See Note 1).

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

14	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2010 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2010

Investment Income:
Dividends	$1,176,776
Interest	1,261
Less: Foreign taxes withheld	(266)
Total Investment Income	1,177,771

Expenses:
Investment management fee (Note 2)	781,295
Transfer agent fees (Note 5)	118,687
Distribution fees (Notes 2 and 5)	52,205
Shareholder reports	48,888
Registration fees	25,869
Legal fees	20,385
Audit and tax	17,697
Custody fees	17,622
Directors’ fees	14,920
Insurance	2,890
Miscellaneous expenses	11,531
Total Expenses	1,111,989
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(7,359)
Compensating balance arrangements (Note 1)	(354)
Net Expenses	1,104,276
Net Investment Income	73,495

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	13,975,964
Change in Net Unrealized Appreciation/Depreciation From Investments	(17,186,945)
Net Loss on Investments	(3,210,981)
Proceeds from Settlement of a Regulatory Matter (Note 11)	125,975
Decrease in Net Assets from Operations	$(3,011,511)

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2010 Semi-Annual Report	15

Statements of changes in net assets

For the Six Months Ended June 30, 2010 (unaudited) and the Year Ended December 31, 2009	2010	2009

Operations:
Net investment income	$73,495	$1,074,786
Net realized gain (loss)	13,975,964	(18,320,604)
Change in net unrealized appreciation/depreciation	(17,186,945)	65,026,752
Proceeds from settlement of a regulatory matter (Note 11)	125,975	—
Increase (Decrease) in Net Assets From Operations	(3,011,511)	47,780,934

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,020,008)	(314,121)
Decrease in Net Assets from Distributions to Shareholders	(1,020,008)	(314,121)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	9,243,368	18,896,283
Reinvestment of distributions	1,019,712	314,121
Cost of shares repurchased	(15,003,619)	(41,730,412)
Net assets of shares issued in connection with merger (Note 9)	—	21,623,213
Decrease in Net Assets from Fund Share Transactions	(4,740,539)	(896,795)
Increase (Decrease) in Net Assets	(8,772,058)	46,570,018

Net Assets:
Beginning of period	211,579,189	165,009,171
End of period*	$202,807,131	$211,579,189
* Includes undistributed net investment income of:	$114,692	$935,230

See Notes to Financial Statements.

16	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2010 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2010[2]		2009[3]

Net asset value, beginning of period	$7.59		$5.53

Income (loss) from operations:
Net investment income (loss)	(0.01)		0.01
Net realized and unrealized gain (loss)	(0.14)		2.05
Proceeds from settlement of a regulatory matter (Note 11)	0.04		—
Total income (loss) from operations	(0.11)		2.06

Less distributions from:
Net investment income	(0.00)	[4]	—
Total distributions	(0.00)	[4]	—

Net asset value, end of period	$7.48		$7.59
Total return[5]	(1.40)%[6]		37.25%

Net assets, end of period (000s)	$17,361		$18,657

Ratios to average net assets:
Gross expenses[7]	1.42%		1.36%[8]
Net expenses[7,9]	1.37	[10,11]	1.36 [8]
Net investment income (loss)[7]	(0.30)		0.23

Portfolio turnover rate	23%		52%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	For the period February 5, 2009 (commencement of operations) to December 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been (2.06)%.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.36% (Note 9).

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.30% until December 31, 2011.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2010 Semi-Annual Report	17

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2010[2]	2009[3]

Net asset value, beginning of period	$7.54	$5.53

Income (loss) from operations:
Net investment loss	(0.04)	(0.03)
Net realized and unrealized gain (loss)	(0.14)	2.04
Proceeds from settlement of a regulatory matter (Note 11)	0.04	—
Total income (loss) from operations	(0.14)	2.01

Net asset value, end of period	$7.40	$7.54
Total return[4]	(1.86)%[5]	36.35%

Net assets, end of period (000s)	$4,983	$5,521

Ratios to average net assets:
Gross expenses[6]	2.21%	2.14%[7]
Net expenses[6,8]	2.13 [9,10]	2.14 [7]
Net investment loss[6]	(1.06)	(0.56)

Portfolio turnover rate	23%	52%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	For the period February 5, 2009 (commencement of operations) to December 31, 2009.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been (2.39)%.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 2.14% (Note 9).

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 2.05% until December 31, 2011.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2010 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2010[2,3]	2009[3]	2008[3]	2007[3,4]	2007[3,5]	2006[5]	2005[5]

Net asset value, beginning of period	$7.45	$5.83	$9.43	$11.33	$12.32	$11.56	$11.88

Income (loss) from operations:
Net investment income (loss)	(0.01)	0.02	(0.01)	(0.01)	(0.02)	(0.04)	(0.03)
Net realized and unrealized gain (loss)	(0.12)	1.60	(3.52)	(0.39)	0.04	2.19	0.58
Total income (loss) from operations	(0.13)	1.62	(3.53)	(0.40)	0.02	2.15	0.55

Less distributions from:
Net investment income	(0.02)	—	(0.07)	(1.50)	(1.01)	(1.39)	(0.87)
Total distributions	(0.02)	—	(0.07)	(1.50)	(1.01)	(1.39)	(0.87)

Net asset value, end of period	$7.30	$7.45	$5.83	$9.43	$11.33	$12.32	$11.56
Total return[6]	(1.80)%	27.79%	(37.72)%	(3.91)%[7]	0.43%	20.29%	5.42%

Net assets, end of period (000s)	$566	$600	$418	$555	$673	$11,150	$11,031

Ratios to average net assets:
Gross expenses	1.46%[8]	1.42%[9]	1.34%	2.12%[8]	1.30%	1.22%	1.20%
Net expenses[10]	1.23 [8,11,12,13]	1.20 [9,12,13]	1.19 [12]	1.20 [8,12]	1.20 [12]	1.20 [12]	1.20
Net investment income (loss)	(0.17) [8]	0.36	(0.08)	(0.13) [8]	(0.20)	(0.28)	(0.31)

Portfolio turnover rate	23%	52%	93%	47%[8]	85%	153%	175%

[1]	On October 5, 2009, Financial Intermediary Class shares were renamed as Class FI shares.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	Per share amounts have been calculated using the average shares method.

[4]	For the period April 1, 2007 to December 31, 2007.

[5]	For the year ended March 31.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Not annualized.

[8]	Annualized.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.40% and 1.18%, respectively.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.30% until December 31, 2011.

[12]	Reflects fee waivers and/or expense reimbursements.

[13]

As a result of a contractual expense limitation, until April 30, 2010, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.20%.

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2010 Semi-Annual Report	19

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2010[2,3]		2009[3]	2008[3]	2007[3,4]	2007[3,5]	2006[5]	2005[5]

Net asset value, beginning of period	$7.61		$5.95	$9.60	$11.48	$12.43	$11.61	$11.90

Income (loss) from operations:
Net investment income	0.01		0.04	0.02	0.02	0.02	0.02	0.01
Net realized and unrealized gain (loss)	(0.14)		1.63	(3.59)	(0.39)	0.05	2.21	0.58
Total income (loss) from operations	(0.13)		1.67	(3.57)	(0.37)	0.07	2.23	0.59

Less distributions from:
Net investment income	(0.04)		(0.01)	(0.01)	(0.01)	(0.01)	(0.02)	(0.01)
Net realized gains	—		—	(0.07)	(1.50)	(1.01)	(1.39)	(0.87)
Total distributions	(0.04)		(0.01)	(0.08)	(1.51)	(1.02)	(1.41)	(0.88)

Net asset value, end of period	$7.44		$7.61	$5.95	$9.60	$11.48	$12.43	$11.61
Total return[6]	(1.73)%		28.16%	(37.49)%	(3.58)%[7]	0.88%	20.95%	5.87%

Net assets, end of period (000s)	$179,897		$186,801	$164,591	$359,703	$556,288	$962,303	$667,045

Ratios to average net assets:
Gross expenses	0.94	%[8], †	0.93%[9]	0.84%	0.79%[8]	0.79%	0.75%	0.76%
Net expenses[10]	0.94	8,11,12,†	0.89 [9,12,13]	0.84	0.79 [8]	0.79	0.75	0.76
Net investment income	0.14	[8]	0.65	0.22	0.28 [8]	0.17	0.16	0.13

Portfolio turnover rate	23%		52%	93%	47%[8]	85%	153%	175%

[1]	On October 5, 2009, Institutional Class shares were renamed as Class I shares.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	Per share amounts have been calculated using the average shares method.

[4]	For the period April 1, 2007 to December 31, 2007.

[5]	For the year ended March 31.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Not annualized.

[8]	Annualized.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.91% and 0.87%, respectively.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 1.00% until December 31, 2011.

[12]

As a result of a contractual expense limitation, until April 30, 2010 the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.95%.

[13]	Reflects fee waivers and/or expense reimbursements.

†	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

See Notes to Financial Statements.

20	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio (“Fund”), is a separate diversified investment series of Legg Mason Charles Street Trust, Inc. (“the Corporation”). The Corporation, a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at last quoted bid prices provided by an independent pricing service, that is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$201,580,016	—	—	$201,580,016
Short-term investments†	—	$1,604,240	—	1,604,240
Total investments	$201,580,016	$1,604,240	—	$203,184,256

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2010 Semi-Annual Report	21

the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. The amount is shown as a reduction of expenses in the Statement of Operations.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Redemption fee. The Fund imposes a 2% redemption fee on certain redemptions, including exchanges, of Fund shares redeemed or exchanged within 60 days of the date of their purchase. The fee is payable to the Fund.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2010, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

22	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s investment adviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the investment adviser the day-to-day portfolio management of the Fund. To the extent LMPFA receives a management fee after taking into account its contractual obligation to limit expenses as discussed below, LMPFA will pay Batterymarch the entire management fee it receives from the Fund.

Effective April 30, 2010, as a result of an expense limitation agreement between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A, C, FI and I shares will not exceed 1.30%, 2.05%, 1.30% and 1.00%, respectively. The expense limitation agreements cannot be terminated prior to December 31, 2011 without the Board of Director’s consent.

During the six months ended June 30, 2010, fees waived and/or expenses reimbursed amounted to $7,359.

Prior to April 30, 2010, LMPFA had contractually agreed, to waive its fees and reimburse other expenses in any month to the extent the Fund’s expenses, as a percentage of average daily net assets (exclusive of taxes, interest, brokerage and extraordinary expenses), exceed during that month the annual rate of 0.95% for Class I and 1.20% for Class FI.

The manager is permitted to recapture amounts previously forgone or reimbursed to the Fund within three years after the year in which the manager earned the fee or incurred the expense if the Fund’s total annual operating expenses have fallen to a level below the expense limitations (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these agreements, at June 30, 2010, the Fund had remaining fee waivers and expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I
Expires December 31, 2010	—	—	$438	—
Expires December 31, 2011	—	—	690	—
Expires December 31, 2012	—	—	1,100	$57,144
Expires December 31, 2013	$4,392	$2,257	711	—
Fee waivers/expense reimbursements subject to recapture	$4,392	$2,257	$2,939	$57,144

For the six months ended June 30, 2010, LMPFA recaptured $11,177.

Legg Mason Investor Services, LLC (“LMIS”) a wholly owned-broker-dealer subsidiary of Legg Mason serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. Class C shares have a 1.00% contingent deferred sales charge (“CDSC”) which applies if shares are redeemed within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2010, LMIS and its affiliates received sales charges of approximately $200 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2010, CDSCs paid to LMIS and its affiliates were approximately:

	Class A	Class C
CDSCs	$200	$300

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2010 Semi-Annual Report	23

Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds managed by affiliates of Legg Mason in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund until distributed in accordance with the Plan.

All officers and two Directors of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$49,426,366
Sales	55,849,393

At June 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$26,400,806
Gross unrealized depreciation	(25,167,849)
Net unrealized appreciation	$1,232,957

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended June 30, 2010, the Fund did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25% of the average daily net assets of each class, respectively. The Fund also pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.75% of the average daily net assets of the class. The Rule 12b-1 plan for Class FI provides for payments of distribution and service fees to LMIS at an annual rate of up to 0.40% of the class’s average daily net assets, subject to the authority of the Board of Directors of the Fund to set a lower amount. The Board of Directors has currently approved payments under the plan of 0.25% of the average daily net assets of Class FI. Distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2010, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees
Class A	$23,750	$30,440
Class C	27,672	10,047
Class FI	783	1,145
Class I	—	77,055
Total	$52,205	$118,687

For the six months ended June 30, 2010, waivers and/or reimbursements by class were as follows:

Waivers/ Reimbursements
Class A	$4,392
Class C	2,256
Class FI	711
Class I	—
Total	$7,359

24	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Fees Recaptured
Class I	$11,177

6. Distributions to shareholders by class

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
Net Investment Income:
Class A	$8,967	—
Class C	—	—
Class FI	1,413	—
Class I	1,009,628	$(314,121)
Total	$1,020,008	$(314,121)

7. Capital shares

At June 30, 2010, there were 500 million shares authorized at $0.001 par value for each of the Class A, Class C, Class FI and Class I shares of the Fund. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
	Shares	Amount	Shares		Amount

Class A
Shares sold	74,276	$594,552	74,117	[1]	$515,961	[1]
Shares issued on reinvestment	1,069	8,671	—		—
Shares repurchased	(210,804)	(1,671,810)	(387,852)	[1]	(2,652,544)	[1]
Shares issued with merger	—	—	2,771,351	[1]	16,520,095	[1]
Net increase (decrease)	(135,459)	$(1,068,587)	2,457,616		$14,383,512

Class C
Shares sold	13,321	$108,066	41,990	[1]	$257,286	[1]
Shares repurchased	(72,465)	(573,608)	(167,671)	[1]	(1,125,502)	[1]
Shares issued with merger	—	—	857,821	[1]	5,103,118	[1]
Net increase (decrease)	(59,144)	$(465,542)	732,140		$4,234,902

Class FI2
Shares sold	5,983	$45,270	11,877		$67,856
Shares issued on reinvestment	179	1,413	—		—
Shares repurchased	(9,064)	(70,687)	(3,049)		(18,204)
Net increase (decrease)	(2,902)	$(24,004)	8,828		$49,652

Class I2
Shares sold	1,059,747	$8,495,480	3,178,546		$18,055,180
Shares issued on reinvestment	125,108	1,009,628	54,916		314,121
Shares repurchased	(1,552,607)	(12,687,514)	(6,358,988)		(37,934,162)
Net decrease	(367,752)	$(3,182,406)	(3,125,526)		$(19,564,861)

[1]	For the period February 5, 2009 (commencement of operations) to December 31, 2009

[2]	On October 5, 2009, Institutional Class shares were renamed Class I shares and Financial Intermediary Class shares were renamed Class FI shares.

8. Line of credit

The Fund, along with certain other Legg Mason Funds, participates in a $200 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. This 364-day revolving Credit Agreement matures on March 3, 2011. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2010 Semi-Annual Report	25

Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended June 30, 2010.

9. Transfer of net assets

At the close of business on May 29, 2009, the Fund acquired substantially all of the assets of the Legg Mason Partners Small Cap Core Fund (the “Acquired Fund”), pursuant to the Form of Agreement and Plan of Reorganization. Total shares issued by the Fund and the total net assets of the Acquired Fund and the Fund on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Acquired Fund	Total Net Assets of the Fund
Legg Mason Partners Small Cap Core Fund	3,629,172	$21,623,213	$159,472,634

As part of the reorganization, for each share they held, shareholders of the Acquired Fund’s Class A, Class B and Class C shares received 1.211324, 1.022731, and 1.035603 shares of the Fund’s Class A, Class A and Class C shares, respectively.

The total net assets of the Acquired Fund before acquisition included unrealized depreciation of $(1,906,331), accumulated net realized loss of $(8,676,781) and overdistributed net investment income of $(77,306). Total net assets of the Fund immediately after the transfer were $181,095,847. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Proforma results of operations of the combined entity for the entire year ended December 31, 2009, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income	$872,566
Net realized loss	(20,919,691)
Change in net unrealized appreciation/depreciation	68,255,794
Increase in net assets from operations	48,208,669

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s accompanying Statement of Operations since the close of business on May 29, 2009.

10. Capital loss carryforward

As of December 31, 2009, the Fund had a net capital loss carryforward of approximately $70,505,017, of which $3,656,822 expires in 2015, $31,220,549 expires in 2016 and $35,627,646 expires in 2017. These amounts will be available to offset any future taxable capital gains.

11. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Acquired Fund, and Citigroup Global Markets (“CGM”), a former distributor of the Acquired Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Acquired Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment

26	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

On May 12, 2010, the SEC approved the disbursement of approximately $108.6 million previously paid to the U.S. Treasury, reflecting the disgorgement of Citigroup’s profits, plus interest. On May 26, 2010 these amounts were disbursed to the Affected Funds pursuant to a Plan of Distribution approved by the SEC. The Fund has received $96,776 and $29,199 for Class A and C shares, respectively, related to this distribution. All other amounts not previously distributed were retained by the U.S. Treasury.

Legg Mason Batterymarch

U.S. Small Capitalization Equity Portfolio

Directors

Mark R. Fetting Chairman

David R. Odenath President

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager

Legg Mason Partners Fund Advisor LLC

Investment adviser

Batterymarch Financial Management, Inc.

Custodian

State Street Bank & Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Counsel

K&L Gates LLP

Washington, DC

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

The Fund is a separate investment series of Legg Mason Charles Street Trust, Inc.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Legg Mason Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eighth-largest money manager in the world, according to Pensions & Investments, May 31, 2010, based on 12/31/09 worldwide institutional assets under management.

www.leggmason.com/individualinvestors

©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC

BATX010568 (8/10) SR10-1142

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Charles Street Trust, Inc.

By:	/S/ DAVID R. ODENATH
(David R. Odenath)
President and Director of
Legg Mason Charles Street Trust, Inc.

Date: August 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID R. ODENATH
(David R. Odenath)
President and Director of
Legg Mason Charles Street Trust, Inc.

Date: August 31, 2010

By:	/S/ KAPREL OZSOLAK
(Kaprel Ozsolak)
Chief Financial Officer
Legg Mason Charles Street Trust, Inc.

Date: August 31, 2010